CONSOLIDATED STATEMENT OF INCOME - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest on loans and financial leases
Commercial	$ 10,950,463	$ 6,073,718	$ 6,814,749
Consumer	7,821,758	5,362,194	5,472,703
Small business loans	172,384	135,914	139,250
Mortgage	3,377,432	2,331,971	1,876,304
Financial leases	2,461,456	1,440,493	1,829,971
Total interest income on loans and financial leases	24,783,493	15,344,290	16,132,977
Interest on debt instruments using the effective interest method	588,792	311,488	308,453
Total Interest on financial instruments using the effective interest method	25,372,285	15,655,778	16,441,430
Interest income on overnight and market funds	61,962	9,413	32,362
Interest and valuation on financial instruments	1,362,700	470,554	214,858
Total interest and valuation on financial instruments	26,796,947	16,135,745	16,688,650
Interest expenses	(8,442,470)	(4,351,556)	(5,863,008)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	18,354,477	11,784,189	10,825,642
Credit impairment charges on loans, advances and financial leases, net	(3,721,353)	(2,521,178)	(7,335,755)
Credit (impairment) recovery for other financial instruments	(70,344)	100,648	(190,694)
Total credit impairment charges, net	(3,791,697)	(2,420,530)	(7,526,449)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments and other financial instruments	14,562,780	9,363,659	3,299,193
Fees and commissions income	6,370,526	5,293,804	4,598,413
Fees and commissions expenses	(2,590,166)	(1,860,683)	(1,561,585)
Total fees and commissions, net	3,780,360	3,433,121	3,036,828
Other operating income	2,053,435	2,022,141	1,844,572
Dividends and net income on equity investments	235,854	328,344	123,325
Total operating income, net	20,632,429	15,147,265	8,303,918
Operating expenses
Salaries and employee benefits	(4,417,656)	(3,782,596)	(3,044,730)
Other administrative and general expenses	(4,559,900)	(3,740,506)	(3,346,859)
Taxes other than income tax	(929,512)	(719,593)	(765,766)
Impairment, depreciation and amortization	(980,575)	(920,558)	(837,790)
Total operating expenses	(10,887,643)	(9,163,253)	(7,995,145)
Profit before income tax	9,744,786	5,984,012	308,773
Income tax	(2,748,421)	(1,776,225)	6,586
Net income	6,996,365	4,207,787	315,359
Net income attributable to equity holders of the Parent Company	6,783,490	4,086,795	275,994
Non-controlling interest	$ 212,875	$ 120,992	$ 39,365
Basic earnings per share to common shareholders, stated in units of pesos	$ 7,113	$ 4,309	$ 347
Diluted earnings per share to common shareholders, stated in units of pesos	$ 7,113	$ 4,309	$ 347